Note 2 - Revenue Recognition (Tables)	12 Months Ended
Mar. 31, 2022
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Fiscal Year
	2022	2021
Canned vegetables	$1,135,983	$1,172,635
Frozen vegetables	123,895	102,197
Fruit products	84,708	88,431
Snack products	12,332	10,999
Prepared foods	-	71,866
Other	28,362	21,516
	$1,385,280	$1,467,644